Item 1. Report to Shareholders

November 30, 2004

Personal Strategy Funds

Semiannual Report

T. Rowe Price

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The views and opinions in this report were current as of November 30, 2004. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund's future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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T. Rowe Price Personal Strategy Funds
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Fellow Shareholders

U.S. stocks produced moderate gains in the six-month period ended November 30, 2004, thanks to a late-period rally that lifted some indexes to their highest levels of the year. Despite rising short-term interest rates, U.S. bonds also produced favorable returns, as longer-term rates fell to levels not seen since the spring. Non-U.S. stocks outperformed their domestic counterparts, as the dollar fell to multiyear lows versus several foreign currencies. The Personal Strategy Funds recorded solid gains for the period on the back of both their equity and bond investments.

MARKET ENVIRONMENT

Six months ago, the economy was growing at a steady clip, job growth seemed to be reviving, and the Federal Reserve was telegraphing its intentions to begin raising short-term interest rates in the near future. Starting on June 30, the central bank lifted the federal funds target rate--which had been at a 46-year low--from 1.00% to 2.00% in four quarter-point increments. (Following the end of our reporting period, the Federal Reserve raised rates by another quarter point on December 14.) While the Fed began to unwind the highly accommodative monetary policy of recent years, longer-term interest rates declined as economic growth moderated and the pace of job creation lost momentum amid the uncertainty of a heated presidential race and a surge in oil prices to $55 per barrel by the end of October.

[GRAPHIC OMITTED]

INTEREST RATE LEVELS
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10-Year Treasury Note

5-Year Treasury Note

90-Day Treasury Bill

                   10-Year            5-Year             90-Day
                Treasury Note      Treasury Note      Treasury Bill

11/30/03            4.33%              3.35%              0.93%

                    4.25               3.25               0.92

                    4.13               3.14               0.91

2/04                3.97               2.94               0.94

                    3.84               2.78               0.94

                    4.51               3.62               0.96

5/04                4.65               3.79               1.06

                    4.58               3.77               1.26

                    4.48               3.69               1.43

8/04                4.12               3.31               1.58

                    4.12               3.37               1.70

                    4.02               3.28               1.89

11/30/04            4.35               3.69               2.22


Major U.S. stock indexes, which had traded in a relatively narrow range, sprang to life in late October as oil prices backed away from their highest levels and many investors cheered the clear outcome of the presidential election. Value stocks surpassed growth across all market capitalizations. Most sectors in the large-cap universe advanced, especially energy and industrials and business services


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stocks. Information technology, consumer staples, and health care shares lagged.

The Lehman Brothers U.S. Aggregate Index, a broad measure of the taxable investment-grade bond market, returned 3.82% over the period. High-yield bonds posted the strongest returns, but long-term Treasuries and corporate bonds also generated solid numbers. Shorter-term bonds lagged.

MAJOR INDEX RETURNS
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Periods Ended 11/30/04                             6 Months            12 Months
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S&P 500 Stock Index                                   5.68%               12.86%

Wilshire 4500 Index                                  10.16                15.98

MSCI EAFE Index                                      12.72                24.66

Lehman Brothers U.S. Aggregate Index                  3.82                 4.44

Citigroup 3-Month Treasury Bill Index                 0.68                 1.15

CS First Boston High Yield Index                      9.31                12.85

Note: Unlike stocks and bonds, U.S. Treasuries are guaranteed as to the timely payment of principal and interest.

Non-U.S. stocks strongly surpassed their domestic counterparts, partially because a weaker U.S. dollar lifted the dollar value of assets denominated in non-U.S. currencies. Among developed markets, Asian and European equities rose strongly, but Japanese shares lagged with more modest gains. The MSCI EAFE Index, which measures the performance of stocks in Europe, Australasia, and the Far East, returned 12.72% in the six-month period.

MANAGER COMMENTARY

Over the last six months, the funds' investment committee continued to overweight stocks relative to bonds. The committee, which meets monthly to adjust the weightings of stocks, bonds, and money market securities within each portfolio, began to overweight stocks relative to bonds in mid-2002 based upon the outlook that an improving economy would increase corporate profits while also putting upward pressure on interest rates.

Corporate profits and stock prices have indeed rebounded strongly over the past two years, resulting in strong stock returns. Interest rates, however, have remained surprisingly low. Indeed, the bond market now appears quite richly priced. We believe this provides further reason to overweight equities. Although we do not necessarily suppose that the equity markets will outperform over the next three to six months, current valuations and solid corporate earnings lead us to believe that equities should fare better than bonds over the next couple of years.

We are overweighting non-U.S. equities within the portfolios as relative valuations, and the prospect for continued weakness in the U.S. dollar, seem to favor non-U.S. equities. Given strong performance in non-U.S. equities over the last several years, however, we have been moderating our overweight to the sector. We are modestly underweighting small-cap stocks, given the extended outperformance among small-cap stocks that began in March 1999. Valuations are not as dramatically compelling as at the beginning of the current small-cap cycle, particularly relative to sectors such as large-cap growth.

The large-cap growth sector has been trailing the other U.S. equity sectors in recent periods. A potentially less robust pace of economic recovery should favor quality large-cap growth companies that can maintain steady earnings growth in a slower economic environment. A weaker U.S. dollar should also benefit large-caps as many U.S.-based multinational companies could see higher profits associated with earnings in appreciating foreign currencies.

High-yield borrowers tend to do well when the economy is thriving, reducing the chance that they will default. As with international and small-cap stocks, however, strong performance has led to historically rich valuations in this sector of the bond market. Over the past year, we have gradually moderated our overweight in high-yield securities.

The funds continue to overweight non-U.S. dollar bonds. The falling U.S. dollar has increased the appeal of foreign bonds, which pay their dividends and repay their principal in appreciating foreign currencies. While prices of these bonds have already risen, we perceive that the structural issues posed by the federal deficit and trade imbalances will continue to put pressure on the dollar.

A wide variety of our equity holdings performed well in the past six months. As might be expected, large integrated energy producers, such as BP, thrived as oil prices reached record highs. A particularly strong performer was energy services firm Baker Hughes, which benefited from heightened demand for production as well as the need to repair facilities following hurricanes in the Gulf of Mexico. Economic growth, especially in China, fueled demand for a number of other commodities. Nucor benefited from rising steel prices, a weak U.S. dollar, and steep surcharges passed on to customers to cover the rising cost of materials. Industrial services firms, such as Tyco International and GE, hammered out profits as businesses shipped more goods and added productive capacity. GE's management reiterated its confidence that the company's growth--considered a bellwether for the economy as a whole--would remain strong in 2005. (Please refer to our financial statements for a complete listing of the funds' holdings and the amount each represents in the portfolios.)

PERSONAL STRATEGY INCOME FUND

The Personal Strategy Income Fund's investment objective is to generate the highest total return consistent with an emphasis on income first and capital appreciation second. The typical mix of securities for the fund is 40% stocks, 40% bonds, and 20% money market securities, although allocations can vary by as much as 10 percentage points above or below these levels.

The Personal Strategy Income Fund posted solid gains for both the six and 12 months ended November 30, 2004, as shown in the table. The fund outpaced its Combined Index Portfolio benchmark and the Lehman Brothers U.S. Aggregate Index over both periods. Overweighting stocks helped our relative returns, as stocks outperformed bonds over both periods. We were also helped by our overweights in high-yield bonds and international stocks.

PERFORMANCE COMPARISON
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Periods Ended 11/30/04                             6 Months            12 Months
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Personal Strategy Income Fund                         6.81%               11.41%

Combined Index Portfolio *                            4.76                 8.03

Lehman Brothers U.S. Aggregate Index                  3.82                 4.44

* For a definition of the Combined Index Portfolio, please see the glossary at the end of this report.

Please see the fund's quarter-end returns following this letter.

In line with our view that equity investments hold more promise at this stage of the expansion, we increased our allocation to equities while reducing our allocation to bonds. At the end of the period, equities represented

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47.9% of the portfolio and bonds represented 37.8%. Our reserves increased to
14.3% of net assets.

PERSONAL STRATEGY BALANCED FUND

The Personal Strategy Balanced Fund's investment objective is to provide the highest total return consistent with an emphasis on both income and capital appreciation. The typical asset mix is 60% stocks, 30% bonds, and 10% cash--with 10-percentage-point variations above and below these levels permitted for each asset class. This asset allocation offers higher risk but also a higher potential return over the long term than the Income Fund.

The Personal Strategy Balanced Fund handily surpassed its benchmarks and registered strong returns for the 6- and 12-month periods ended November 30, 2004. Overweighting stocks helped our relative returns, as stocks outperformed bonds over both time~periods. We were also helped by our overweights in high-yield bonds and international stocks.

PERFORMANCE COMPARISON
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Periods Ended 11/30/04                             6 Months            12 Months
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Personal Strategy Balanced Fund                       8.28%               14.56%

Combined Index Portfolio *                            5.84                10.52

Merrill Lynch-Wilshire Capital Market Index           5.76                10.06

* For a definition of the Combined Index Portfolio, please see the glossary at the end of this report.

Please see the fund's quarter-end returns following this letter.

The fund's equity weighting increased over the past six months, ending the period at 68% of net assets. Meanwhile, reflecting our skepticism about bond prices and views on the likely direction of interest rates, our bond allocation fell to 27.1%. Our allocation toward reserves, while still low, increased to 4.9%.

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PERSONAL STRATEGY GROWTH FUND

The Personal Strategy Growth Fund's investment objective is to seek capital appreciation by investing primarily in common stocks. The typical asset mix is 80% stocks and 20% bond and money market securities, with 10-percentage-point allocation variations from these levels permitted.

The Personal Strategy Growth Fund posted strong results that easily outpaced its benchmarks for the 6- and 12-month periods ended November 30, 2004. Overweighting stocks helped our relative returns, as stocks outperformed bonds over both time periods. We were also helped by our allocations to high-yield bonds and international stocks.

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Periods Ended 11/30/04                             6 Months            12 Months
--------------------------------------------------------------------------------

Personal Strategy Growth Fund                         9.50%               17.41%

Combined Index Portfolio *                            6.91                13.02

Merrill Lynch-Wilshire Capital Market Index           5.76                10.06

* For a definition of the Combined Index Portfolio, please see the glossary at the end of this report.

Please see the fund's quarter-end returns following this letter.

The fund's stock allocation increased to 87.4% of net assets at the end of our reporting period. Our bond allocation fell near the low end of its permitted range, at 11.4%, while we maintained only 1.2% in money market securities. This stance reflected both our optimism about equities and our concerns about the impact of rising interest rates on bond prices.

OUTLOOK

We continue to believe that based on current valuations, equities should fare better than bonds over the intermediate and longer terms, and the funds continue to overweight stocks relative to bonds. At the same time, we believe equity valuations outside the U.S. remain more attractive than those of domestic firms, leading us to maintain our overweight in non-U.S. stocks relative to their neutral weighting.

While overweighting equities, the funds also remain well diversified according to their varying investment objectives. Fixed-income securities are an important tool for diversification because they tend to be less

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volatile than equities and generate income that can help offset principal losses. We believe that investors should be well served by the funds' fundamental commitment to diversification across asset classes.

Respectfully submitted,

Edmund M. Notzon III
Chairman of the funds' Investment Advisory Committee

December 17, 2004

The committee chairman has day-to-day responsibility for managing the portfolios and works with committee members in developing and executing the funds' investment programs.

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Risks of Investing

As with all stock and bond mutual funds, each fund's share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager's assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund's income level and share price. High-yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Glossary

Citigroup 3-Month Treasury Bill Index: An unmanaged index that tracks short-term U.S. government debt instruments.

Combined Index Portfolios: Unmanaged portfolios composed of the following underlying indexes:

   Personal Strategy Income--40% stocks (34% Wilshire 5000 Index, 6% MSCI EAFE Index), 40% bonds (Lehman Brothers U.S. Aggregate Index), and 20% money market securities (Citigroup 3-Month Treasury Bill Index).

   Personal Strategy Balanced--60% stocks (51% Wilshire 5000 Index, 9% MSCI EAFE Index), 30% bonds (Lehman Brothers U.S. Aggregate Index), and 10% money market securities (Citigroup 3-Month Treasury Bill Index).

   Personal Strategy Growth--80% stocks (68% Wilshire 5000 Index, 12% MSCI EAFE Index) and 20% bonds (Lehman Brothers U.S. Aggregate Index).

CS First Boston High Yield Index: An unmanaged index constructed to mirror the high-yield debt market.

Duration: The average time (expressed in years) it takes investors to receive the present value of the future cash flows on their investment. It is used to measure the sensitivity of bond prices to interest rate changes (the shorter the duration, the less the bond's price will rise or fall in value when interest rates change). Duration is affected by maturity, the coupon, and the time interval between payments. Other things being equal, a bond with a higher coupon will have a shorter duration, while zero-coupon bonds have the longest.

Lehman Brothers U.S. Aggregate Index: An unmanaged index that tracks investment-grade corporate and government bonds.

Merrill Lynch-Wilshire Capital Market Index: A market capitalization-weighted index including the Wilshire 5000 and Merrill Lynch High Yield II and Domestic Master indexes.

MSCI EAFE Index: An unmanaged index that tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

S&P 500 Stock Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

Wilshire 4500 Index: An unmanaged index that tracks the performance of all stocks in the Wilshire 5000 Equity Index, excluding those found in the S&P 500 Stock Index.

Wilshire 5000 Index: An unmanaged index that tracks the performance of the most active stocks in the broad U.S. market.

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T. Rowe Price Personal Strategy Funds
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PORTFOLIO HIGHLIGHTS
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PORTFOLIO OVERVIEW

                                Percent of                            Percent of
                                Net Assets                            Net Assets
                                  11/30/04                              11/30/04

Personal Strategy Income Fund
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Reserves                             14.3%   Stocks                        47.9%

Bonds                                37.8%    Five Largest Holdings:
  Treasuries/Agencies                 9.4     Nucor                         0.8
  Mortgage-Backed                     9.3     Tyco International            0.8
  Corporate                          17.2     Microsoft                     0.8
  Municipal Securities                0.5     UnitedHealth Group            0.7
  Foreign Government                  1.4     Citigroup                     0.6

Personal Strategy Balanced Fund
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Reserves                              4.9%   Stocks                        68.0%

Bonds                                27.1%    Five Largest Holdings:
  Treasuries/Agencies                 6.8     Nucor                         1.2
  Mortgage-Backed                     6.7     Tyco International            1.2
  Corporate                          12.0     Microsoft                     1.1
  Municipal Securities                0.4     UnitedHealth Group            0.9
  Foreign Government                  1.2     Citigroup                     0.9

Personal Strategy Growth Fund
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Reserves                              1.2%   Stocks                        87.4%

Bonds                                11.4%    Five Largest Holdings:
  Treasuries/Agencies                 2.8     Nucor                         1.5
  Mortgage-Backed                     3.0     Microsoft                     1.5
  Corporate                           5.0     Tyco International            1.4
  Municipal Securities                0.2     UnitedHealth Group            1.2
  Foreign Government                  0.4     Citigroup                     1.2


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T. Rowe Price Personal Strategy Funds
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GROWTH OF $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]

PERSONAL STRATEGY INCOME FUND
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As of 11/30/04

Personal Strategy Income Fund $25,345

Combined Index Portfolio* $22,634

Lehman Brothers U.S. Aggregate Index $20,991

             Personal Strategy        Combined            Lehman Brothers
                Income Fund       Index Portfolio*     U.S. Aggregate Index

11/94             $10,000             $10,000                  $10,000

11/95              12,414              12,052                   11,764

11/96              14,212              13,547                   12,478

11/97              15,981              15,342                   13,421

11/98              17,739              17,272                   14,689

11/99              18,633              18,916                   14,683

11/00              19,687              19,377                   16,014

11/01              20,421              19,469                   17,801

11/02              20,038              18,999                   19,108

11/03              22,749              20,851                   20,098

11/04              25,345              22,634                   20,991


AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 11/30/04                      1 Year        5 Years       10 Years
--------------------------------------------------------------------------------

Personal Strategy Income Fund               11.41%          6.35%          9.75%

Lehman Brothers U.S. Aggregate Index         4.44           7.41           7.70

Combined Index Portfolio *                   8.03           3.65           8.51

* An unmanaged portfolio composed of 40% stocks (34% Wilshire 5000 Index, 6% MSCI EAFE Index), 40% bonds (Lehman Brothers U.S. Aggregate Index), and 20% money market securities (Citigroup 3-Month Treasury Bill Index).

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Personal Strategy Funds
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GROWTH OF $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]

PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

As of 11/30/04

Personal Strategy Balanced Fund $27,939

Combined Index Portfolio* $24,800

Merrill Lynch - Wilshire Capital Market Index $25,795


            Personal Strategy       Combined         Merrill Lynch - Wilshire
              Balanced Fund      Index Portfolio*      Capital Market Index

11/94            $10,000            $10,000                  $10,000

11/95             12,750             12,455                   12,753

11/96             14,950             14,424                   14,884

11/97             17,177             16,815                   17,845

11/98             19,314             19,299                   20,555

11/99             20,904             21,898                   23,637

11/00             21,893             21,826                   23,167

11/01             21,973             21,051                   22,152

11/02             20,911             19,747                   20,637

11/03             24,389             22,440                   23,436

11/04             27,939             24,800                   25,795


AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 11/30/04                      1 Year        5 Years       10 Years
--------------------------------------------------------------------------------

Personal Strategy Balanced Fund             14.56%          5.97%         10.82%

Merrill Lynch-Wilshire Capital
Market Index                                10.06           1.76           9.94

Combined Index Portfolio *                  10.52           2.52           9.51

* An unmanaged portfolio composed of 60% stocks (51% Wilshire 5000 Index, 9% MSCI EAFE Index), 30% bonds (Lehman Brothers U.S. Aggregate Index), and 10% money market securities (Citigroup 3-Month Treasury Index).

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------

GROWTH OF $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]

PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

As of 11/30/04

Personal Strategy Growth Fund $30,403

Combined Index Portfolio* $26,905

Merrill Lynch - Wilshire Capital Market Index $25,795

             Personal Strategy        Combined         Merrill Lynch - Wilshire
                Growth Fund       Index Portfolio*        Capital Market Index

11/94             $10,000             $10,000                   $10,000

11/95              13,098              12,869                    12,753

11/96              15,828              15,348                    14,884

11/97              18,580              18,405                    17,845

11/98              21,139              21,492                    20,555

11/99              23,474              25,251                    23,637

11/00              24,448              24,454                    23,167

11/01              23,707              22,602                    22,152

11/02              21,788              20,344                    20,637

11/03              25,894              23,806                    23,436

11/04              30,403              26,905                    25,795


AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 11/30/04                      1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Personal Strategy Growth Fund               17.41%          5.31%         11.76%

Merrill Lynch-Wilshire Capital
Market Index                                10.06           1.76           9.94

Combined Index Portfolio *                  13.02           1.28          10.40

* An unmanaged portfolio composed of 80% stocks (68% Wilshire 5000 Index, 12% MSCI EAFE Index) and 20% bonds (Lehman Brothers U.S. Aggregate Index).

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------

FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and expenses based on the fund's actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying tables. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                Beginning           Ending         Expenses Paid
                            Account Value    Account Value        During Period*
                                   6/1/04         11/30/04    6/1/04 to 11/30/04
--------------------------------------------------------------------------------

Actual                             $1,000        $1,068.10                 $3.89

Hypothetical (assumes 5%
return before expenses)             1,000         1,021.31                  3.80

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.75%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183) divided by the days in the year (365) to reflect the half-year period.


T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                Beginning           Ending         Expenses Paid
                            Account Value    Account Value        During Period*
                                   6/1/04         11/30/04    6/1/04 to 11/30/04
--------------------------------------------------------------------------------

Actual                             $1,000        $1,082.80                 $4.54

Hypothetical (assumes 5%
return before expenses)             1,000         1,020.71                  4.41

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.87%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183) divided by the days in the year (365) to reflect the half-year period.


T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                Beginning           Ending         Expenses Paid
                            Account Value    Account Value        During Period*
                                   6/1/04         11/30/04    6/1/04 to 11/30/04
--------------------------------------------------------------------------------

Actual                             $1,000        $1,095.00                 $5.20

Hypothetical (assumes 5%
return before expenses)             1,000         1,020.10                  5.01

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.99%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183) divided by the days in the year (365) to reflect the half-year period.

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------

QUARTER-END RETURNS
--------------------------------------------------------------------------------

Periods Ended 12/31/04                      1 Year        5 Years       10 Years
--------------------------------------------------------------------------------

Personal Strategy Income Fund                9.95%          6.27%          9.81%

Combined Index Portfolio *                   7.49           3.43           8.62

Lehman Brothers U.S. Aggregate Index         4.34           7.71           7.72

--------------------------------------------------------------------------------

Personal Strategy Balanced Fund             12.55           5.87          10.92

Combined Index Portfolio *                   9.70           2.12           9.67

Merrill Lynch-Wilshire Capital
Market Index                                 9.54           1.23          10.11

--------------------------------------------------------------------------------

Personal Strategy Growth Fund               14.99           5.09          11.89

Combined Index Portfolio *                  11.92           0.70          10.63

Merrill Lynch-Wilshire Capital
Market Index                                 9.54           1.23          10.11

--------------------------------------------------------------------------------

* For definitions of the Combined Index Portfolios, please see the glossary on page 8 of this report.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.

This table provides returns through the most recent calendar quarter-end rather than through the end of the funds' fiscal period. It shows how the funds would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

November 30, 2004

Personal Strategy Balanced Fund

Semiannual Report - Financial Statements

T. Rowe Price

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Unaudited

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                6 Months       Year
                   Ended      Ended
                11/30/04    5/31/04    5/31/03    5/31/02    5/31/01    5/31/00
NET ASSET VALUE

Beginning
of period       $  16.68   $  14.74   $  15.11   $  15.73   $  16.20   $  16.20

Investment
activities

  Net investment
  income (loss)     0.18*++    0.31*++    0.33*++    0.38       0.48       0.50

  Net realized
  and unrealized
  gain (loss)       1.19       1.95      (0.36)     (0.60)      0.25       0.39

  Total from
  investment
  activities        1.37       2.26      (0.03)     (0.22)      0.73       0.89

Distributions

  Net investment
  income           (0.17)     (0.31)     (0.34)     (0.39)     (0.49)     (0.49)

  Net realized
  gain              --        (0.01)      --        (0.01)     (0.71)     (0.40)

  Total
  distributions    (0.17)     (0.32)     (0.34)     (0.40)     (1.20)     (0.89)

NET ASSET VALUE

End of
period          $  17.88   $  16.68   $  14.74   $  15.11   $  15.73   $  16.20
                ----------------------------------------------------------------
Ratios/
Supplemental Data

Total
return^            8.28%*++   15.49%*++   0.01%*++ (1.32)%      4.60%      5.68%

Ratio of
total expenses
to average
net assets         0.87%*++!   0.86%*++   0.90%*++   1.02%      1.02%      0.98%

Ratio of
net investment
income (loss)
to average
net assets         2.04%*++!   1.96%*++   2.41%*++   2.54%      3.00%      3.05%

Portfolio
turnover rate      74.3%!      72.9%      87.8%      97.2%      61.5%      48.2%

Net assets,
end of period
(in thousands) $1,033,148   $968,498   $701,802   $693,599   $671,329   $611,856

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. Excludes expenses in excess of a 0.90% contractual expense limitation in effect through 9/30/06.

++ See Note 4. Excludes expenses permanently waived of 0.03%, 0.04% and 0.00% of average net assets for the six months ended 11/30/04 and the years ended 5/31/04 and 5/31/03, respectively, related to investments in T. Rowe Price Mutual Funds.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2004

PORTFOLIO OF INVESTMENTS (1)                          Shares/$ Par         Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS   67.9%

CONSUMER DISCRETIONARY   9.9%

Auto Components   0.2%

Autoliv GDR (SEK)                                           17,500           819

Keystone Automotive *                                        6,700           157

Koito Manufacturing (JPY)(ss.)                              41,000           338

Strattec Security *(ss.)                                     2,200           139

TRW *(ss.)                                                   5,900           125

                                                                           1,578

Automobiles   0.9%

Ford Motor                                                 223,800         3,174

Fuji Heavy Industries (JPY)(ss.)                            47,000           217

Harley-Davidson                                             37,500         2,168

Honda (JPY)                                                  9,400           450

Peugeot (EUR)(ss.)                                           7,056           430

Renault (EUR)(ss.)                                           6,982           570

Toyota Motor (JPY)                                          53,100         1,989

Winnebago (ss.)                                                900            34

                                                                           9,032

Distributors   0.0%

Cycle & Carriage (SGD)                                      11,755            71

                                                                              71

Hotels, Restaurants & Leisure   1.5%

Applebee's                                                   7,237           186

BJ's Restaurants *                                           2,700            40

Carnival                                                    69,800         3,700

CEC Entertainment *                                          4,200           171

Compass (GBP)                                               22,995           100

Hilton Group (GBP)                                          42,312           208

International Game Technology                              102,100         3,609

Marriott, Class A                                           15,800           898

McDonald's                                                  30,700           944

Mitchells & Butlers (GBP)                                   58,069           335

Panera Bread, Class A *(ss.)                                 3,900           156

PF Chang's China Bistro *(ss.)                               4,100           231

Red Robin Gourmet Burgers *(ss.)                             2,700           139

Ruby Tuesday(ss.)                                            4,000           110

Sonic *(ss.)                                                12,950           378

Starbucks *                                                 26,100         1,468

Starwood Hotels & Resorts Worldwide                         48,400         2,531

Texas Roadhouse, Class A *                                     900            23

The Cheesecake Factory *(ss.)                                8,500           416

Whitbread (GBP)                                             24,230           369

                                                                          16,012

Household Durables   1.0%

Fortune Brands                                              13,600         1,067

Goldcrest (JPY)                                              6,680           456

Jarden *(ss.)                                               10,400           399

Newell Rubbermaid                                          222,900         5,146

Persimmon (GBP)                                             31,224           368

Philips Electronics (EUR)                                   14,683           378

Pioneer (JPY)                                               21,100           396

SEB (EUR)                                                    1,331           134

Sony (JPY)                                                  24,000           873

Thomson (EUR)(ss.)                                          35,789           858

                                                                          10,075

Internet & Catalog Retail   0.4%

Amazon.com *                                                 3,600           143

eBay *                                                      32,400         3,643

J. Jill Group *                                              7,600           131

priceline.com *(ss.)                                         7,100           170

                                                                           4,087

Leisure Equipment & Products   0.4%

Brunswick                                                   12,000           586

Eastman Kodak                                               80,500         2,633

Heiwa (JPY)                                                  9,200           138

MarineMax *                                                  6,600           194

Noritsu Koki (JPY)                                           9,300           192

Polaris Industries(ss.)                                      3,300           217

SCP Pool                                                     7,637           241

                                                                           4,201

Media   2.9%

Aegis (GBP)                                                205,204           402

Astro All Asia, 144A (MYR) *                                54,000            79

British Sky Broadcasting (GBP)                              31,512           335

Clear Channel Communications                                30,173         1,016

Comcast

    Class A *                                              133,748         4,018

    Special Class A *                                       50,000         1,482

Disney                                                     115,600         3,107

EchoStar Communications, Class A *                          61,200         2,007

Emmis Communications *(ss.)                                  5,200            96

Entercom Communications *                                    4,600           166

Gestevision Telecino (EUR) *                                 1,600            30

Getty Images *                                               1,400            82

Liberty Media, Class A *                                    23,200           240

McGraw-Hill                                                  1,700           149

New York Times, Class A                                     79,300         3,251

News Corp

    Class A *(ss.)                                         130,800         2,314

    Class B *(ss.)                                           5,200            94

News Corp GDR, Class B (AUD) *                              17,068           306

Omnicom                                                      9,200           745

Publicis (EUR)                                              15,055           496

Scholastic *                                                13,100           431

Scripps, Class A                                            39,600         1,851

Singapore Press (SGD)                                       54,100           156

Time Warner *                                              144,700         2,563

Viacom, Class B                                             89,943         3,121

Washington Post, Class B                                       749           703

WPP Group (GBP)                                             36,615           404

WPP Group ADR                                                6,300           346

Young Broadcasting, Class A *(ss.)                           4,200            41

                                                                          30,031

Multiline Retail   0.8%

Big Lots *(ss.)                                              5,500            64

Kohl's *                                                    19,700           909

Neiman Marcus, Class A                                       1,100            72

Nordstrom                                                   60,300         2,638

Target                                                      94,400         4,835

                                                                           8,518

Specialty Retail   1.7%

AC Moore Arts & Crafts *(ss.)                                3,300            95

AnnTaylor Stores *                                          18,800           413

Best Buy                                                    60,550         3,414

Charles Voegele (CHF)                                        4,278           191

Christopher & Banks(ss.)                                     7,900           156

Dixons (GBP)                                               107,239           298

Esprit Holdings (HKD)                                       51,000           279

Home Depot                                                 165,350         6,903

Hot Topic *(ss.)                                             8,800           144

Kesa Electricals (GBP)                                      14,086            73

Linens 'n Things *                                           6,900           172

Monro Muffler Brake *                                        7,200           177

Nobia (SEK)                                                 25,590           387

The Finish Line, Class A(ss.)                                3,600            66

Toys "R" Us *                                              260,200         5,032

Ultimate Electronics *(ss.)                                  4,300            13

                                                                          17,813

Textiles, Apparel, & Luxury Goods   0.1%

Adidas-Salomon (EUR)                                         2,190           343

Culp *(ss.)                                                  2,600            16

Unifi *(ss.)                                                 6,000            22

World Company (JPY)                                          7,000           247

Yue Yuen Industrial (HKD)                                  114,000           295

                                                                             923

Total Consumer Discretionary                                             102,341


CONSUMER STAPLES   4.6%

Beverages   0.4%

Allied Domecq (GBP)                                         58,476           577

Asahi Breweries (JPY)                                       20,000           236

Coca-Cola                                                   13,800           542

Kirin Brewery (JPY)                                         54,000           517

Lion Nathan (NZD)                                           78,461           482

PepsiCo                                                     42,410         2,117

                                                                           4,471

Food & Staples Retailing   1.7%

Casey's General Stores                                      23,700           459

Casino Guichard-Perrachon (EUR)(ss.)                         8,383           642

Coles Myer (AUD)                                            50,339           388

CVS                                                        133,800         6,070

J Sainsbury (GBP)                                           58,353           291

Matsumotokiyoshi (JPY)(ss.)                                 10,000           278

METRO (EUR)                                                 24,933         1,251

Performance Food Group *                                    13,900           365

Sysco                                                       24,600           855

Tesco (GBP)                                                107,170           616

Wal-Mart                                                    96,000         4,998

Wal-Mart de Mexico, Series V (MXN)                         184,100           630

Wild Oats Markets *(ss.)                                     5,300            38

York-Benimaru (JPY)                                          8,300           229

                                                                          17,110

Food Products   1.0%

American Italian Pasta, Class A(ss.)                         3,100            60

Associated British Foods (GBP)                              37,695           538

Campbell Soup                                               73,900         2,108

General Mills                                               65,220         2,967

Koninklijke Wessanen GDS (EUR)(ss.)                         24,398           308

Nestle (CHF)                                                 5,134         1,314

Seneca Foods

    Class A *(ss.)                                           3,000            56

    Class B *                                                  600            11

Unilever N.V. (GBP)                                        107,325           981

Unilever N.V. ADS                                           31,800         2,003

                                                                          10,346

Household Products   0.5%

Colgate-Palmolive                                           59,600         2,741

Kimberly-Clark                                              26,700         1,698

Procter & Gamble                                            17,800           952

                                                                           5,391

Personal Products   0.1%

Chattem *(ss.)                                               2,400            87

Gillette                                                    11,100           483

L'Oreal (EUR)(ss.)                                           2,846           205

                                                                             775

Tobacco   0.9%

Altria Group                                               120,600         6,933

UST                                                         46,100         2,030

                                                                           8,963

Total Consumer Staples                                                    47,056


ENERGY   5.0%

Energy Equipment & Services   1.9%

Atwood Oceanics *                                            5,700           299

Baker Hughes                                               171,900         7,620

BJ Services                                                 31,500         1,596

FMC Technologies *                                          17,200           565

Grant Prideco *                                             30,900           666

Hanover Compressor *(ss.)                                   16,000           234

Hydril *                                                     3,700           173

Key Energy Services *                                        5,600            70

Lone Star Technologies *(ss.)                                4,000           126

National Oilwell *(ss.)                                     20,600           746

Schlumberger                                                56,000         3,675

Seacor Holdings *                                            8,900           494

Smith International *                                       47,800         2,895

Technip (EUR)(ss.)                                           1,170           196

Transocean *                                                 6,500           262

W-H Energy Services *(ss.)                                   3,800            87

                                                                          19,704

Oil & Gas   3.1%

BP (GBP)                                                    92,745           944

BP ADR                                                      98,596         6,049

ChevronTexaco                                               89,700         4,898

Eni SPA (EUR)                                               70,315         1,722

ExxonMobil                                                  75,582         3,874

Forest Oil *                                                15,550           529

INPEX (JPY) *                                                   18            90

Marathon Oil                                                54,100         2,134

Murphy Oil                                                   7,000           597

Noble Energy                                                 7,900           504

Norsk Hydro (NOK)                                            5,755           470

OMV (EUR)                                                      348            92

Petroleo Brasileiro (Petrobras) ADR(ss.)                    31,800         1,096

Shell Transport & Trading (GBP)                            114,240           959

Shell Transport & Trading ADR(ss.)                          18,200           921

Statoil ASA (NOK)                                           67,361         1,065

Tonen General Sekiyu (JPY)(ss.)                             23,000           213

Total (EUR)(ss.)                                             8,768         1,915

Unocal                                                      63,200         2,910

Woodside Petroleum (AUD)                                    26,200           422

                                                                          31,404

Total Energy                                                              51,108



FINANCIALS   14.2%

Capital Markets   3.0%

Affiliated Managers Group *(ss.)                             5,400           342

AmeriTrade *                                               122,300         1,704

Babcock & Brown (AUD) *                                     18,274           134

Bank of New York                                            39,500         1,300

Charles Schwab                                              71,650           772

Credit Suisse Group (CHF) *                                 25,843         1,005

Franklin Resources                                          44,200         2,901

Goldman Sachs                                               26,700         2,797

Investors Financial Services(ss.)                            7,400           324

Legg Mason                                                  35,600         2,426

Macquarie Bank (AUD)                                        23,105           785

Mellon Financial                                           191,600         5,599

Merrill Lynch                                               46,000         2,563

Morgan Stanley                                              25,300         1,284

National Financial Partners                                  3,600           125

Northern Trust                                              48,500         2,281

Piper Jaffray Cos *                                          9,800           451

State Street                                                95,500         4,255

                                                                          31,048

Commercial Banks   3.9%

ABN Amro Holdings (EUR)                                     30,897           757

Alliance & Leicester (GBP)                                  34,390           558

Australia & New Zealand Banking (AUD)                       88,209         1,366

Banca Intesa (EUR)                                         131,251           580

Banco Santander Central Hispano (EUR)                       76,026           911

Banco Santander Chile ADR(ss.)                              15,013           447

Bank Austria Creditanstalt (EUR)                            10,596           899

Bank of America                                            147,300         6,816

Bank of Ireland (Dublin Listing) (EUR)                      41,670           634

Bank of Yokohama (JPY)                                      88,800           560

Barclays (GBP)                                             196,382         2,023

BNP Paribas (EUR)(ss.)                                      20,207         1,401

Boston Private Financial(ss.)                                5,700           154

Chittenden                                                  19,793           584

Citizens Banking(ss.)                                       14,800           519

DBS Group (SGD)                                             81,028           781

Dexia (EUR)                                                 20,091           428

Glacier Bancorp                                              4,921           170

Grupo Financiero Banorte (MXN)                             234,962         1,317

HBOS (GBP)                                                  64,823           906

HSBC (GBP)                                                  46,715           794

Joyo Bank (JPY)                                             77,000           360

Mitsubishi Tokyo Financial (JPY)                                46           435

National Australia Bank (AUD)(ss.)                          47,847         1,037

NORDEA (SEK)                                               142,569         1,396

Pinnacle Financial Partners *(ss.)                             400            10

Provident Bankshares(ss.)                                    9,400           345

Royal Bank of Scotland (GBP)                                63,893         1,959

Sandy Spring Bancorp(ss.)                                    6,100           222

SEB, Series A (SEK)                                         41,957           797

Signature Bank *(ss.)                                        1,000            31

Southwest Bancorp of Texas                                  20,200           494

Sumitomo Mitsui Financial (JPY)(ss.)                           103           715

Svenska Handelsbanken, Series A (SEK)                       38,403           935

Texas Capital Bancshares *(ss.)                              8,900           184

The 77 Bank (JPY)                                           46,000           299

U.S. Bancorp                                               140,700         4,169

UniCredito Italiano (EUR)(ss.)                             102,675           565

Valley National Bancorp(ss.)                                14,216           398

Wells Fargo                                                 41,000         2,533

WestAmerica(ss.)                                            11,200           651

                                                                          40,140

Consumer Finance   1.0%

AIFUL (JPY)                                                  4,700           534

American Express                                           136,000         7,577

SLM Corporation                                             47,300         2,420

                                                                          10,531

Diversified Financial Services   1.3%

Assured Guaranty                                            18,800           346

Citigroup                                                  210,077         9,401

ING Groep GDS (EUR)                                         27,444           753

J.P. Morgan Chase                                           69,960         2,634

                                                                          13,134

Insurance   3.1%

Aioi Insurance (JPY)                                        96,000           424

American International Group                               143,922         9,118

Aspen Insurance Holdings                                     8,900           220

Aviva (GBP)                                                 38,854           429

AXA (EUR)                                                   48,908         1,143

Bristol West Holdings(ss.)                                  10,100           204

Brown & Brown(ss.)                                           2,800           114

CNP Assurances (EUR)                                        11,755           795

Genworth Financial, Class A                                 96,600         2,541

Hannover Rueckversicherung (EUR)                             7,937           286

Harleysville Group                                           3,500            84

Hartford Financial Services                                 39,100         2,502

Horace Mann Educators                                       17,000           323

Infinity Property & Casualty                                 8,900           329

Insurance Australia Group (AUD)                             74,347           335

Markel *(ss.)                                                1,100           354

Marsh & McLennan                                            37,100         1,061

Mitsui Sumitomo Insurance (JPY)                             47,000           414

Ohio Casualty *(ss.)                                        24,600           528

PartnerRe                                                    6,900           422

QBE Insurance (AUD)(ss.)                                    43,517           469

Royal & Sun Alliance (GBP)                                 239,424           337

SAFECO(ss.)                                                 75,800         3,674

Selective Insurance(ss.)                                     5,900           264

St. Paul Companies                                          66,712         2,434

Unipol (EUR)(ss.)                                          120,954           534

UnumProvident(ss.)                                          77,200         1,202

W. R. Berkley                                                5,800           263

XL Capital                                                  23,300         1,756

                                                                          32,559

Real Estate   1.2%

Arden Realty, REIT                                           7,300           263

China Overseas Land (HKD)                                1,178,000           279

Corio (EUR)                                                  6,935           379

EastGroup Properties, REIT                                   8,700           327

Equity Lifestyle Properties, REIT                            2,500            91

Essex Property Trust, REIT                                   1,000            81

Federal Realty Investment Trust, REIT                       54,400         2,728

Gables Residential Trust, REIT(ss.)                          7,800           278

General Property Trust, Equity Units (AUD)(ss.)            213,842           601

LaSalle Hotel Properties, REIT(ss.)                          4,800           147

Mirvac (AUD)(ss.)                                           64,105           234

Parkway Properties, REIT                                     3,900           196

Reckson Associates Realty, REIT                             62,734         2,031

Simon Property Group, REIT                                  49,372         3,065

Sun Hung Kai Properties (HKD)                               49,000           487

Washington SBI, REIT(ss.)                                    9,600           316

Westfield Group (AUD)                                       21,287           259

Wheelock (HKD)                                             147,000           241

                                                                          12,003

Thrifts & Mortgage Finance   0.7%

Bradford & Bingley (GBP)                                    96,971           508

Fannie Mae                                                  51,500         3,538

Frankfort First                                                500            12

Freddie Mac                                                 25,500         1,741

Hypo Real Estate (EUR) *                                    20,656           798

Triad Guaranty *(ss.)                                        2,800           168

                                                                           6,765

Total Financials                                                         146,180


HEALTH CARE   7.4%

Biotechnology   1.0%

Abgenix *(ss.)                                               1,500            15

Alexion Pharmaceutical *(ss.)                                3,400            70

Alkermes *(ss.)                                              9,700           134

Amgen *                                                     69,100         4,149

Amylin Pharmaceuticals *(ss.)                                4,400            90

Anadys Pharmaceuticals *(ss.)                                5,200            34

Biogen Idec *                                               18,600         1,091

Cephalon *(ss.)                                              3,424           163

CSL Limited (AUD)                                            5,855           120

Cubist Pharmaceuticals *(ss.)                               10,100           121

CV Therapeutics *(ss.)                                       1,000            22

Cytogen *(ss.)                                               3,700            36

Cytokinetics *(ss.)                                            600             5

deCODE GENETICS *(ss.)                                       4,300            28

Dynavax Technologies *(ss.)                                  3,700            26

Exelixis *(ss.)                                              5,600            50

Genentech *                                                 16,200           782

Gilead Sciences *                                           60,600         2,088

Martek Biosciences *(ss.)                                    3,000           117

Memory Pharmaceuticals *(ss.)                                3,500            22

Myriad Genetics *(ss.)                                       9,900           190

Neurocrine Biosciences *(ss.)                                4,300           198

NPS Pharmaceuticals *(ss.)                                   2,500            45

ONYX Pharmaceuticals *(ss.)                                  5,200           163

OSI Pharmaceuticals *                                          600            29

Rigel Pharmaceuticals *(ss.)                                 3,700            93

Trimeris *(ss.)                                              3,900            48

Vertex Pharmaceuticals *(ss.)                               14,436           153

                                                                          10,082

Health Care Equipment & Supplies   1.2%

Advanced Neuromodulation Systems *(ss.)                      5,500           199

Analogic(ss.)                                                4,100           186

Baxter International                                        92,700         2,934

Biomet                                                      17,600           843

Boston Scientific *                                         41,100         1,431

DJ Orthopedics *                                             7,800           157

Edwards Lifesciences *(ss.)                                  5,800           218

Elekta, Series B (SEK) *                                    11,884           324

EPIX Pharmaceuticals *                                       2,300            40

Guidant                                                      7,700           499

Integra LifeSciences *(ss.)                                  8,400           286

Matthews International, Class A                             12,800           472

Medtronic                                                   59,300         2,849

NuVasive *(ss.)                                              5,800            55

ResMed *(ss.)                                               10,100           506

St. Jude Medical *                                          14,400           549

Steris *                                                     9,700           222

Stryker                                                     18,200           801

Thoratec *(ss.)                                              5,700            57

Wilson Greatbatch Technologies *(ss.)                        4,800            96

                                                                          12,724

Health Care Providers & Services   2.1%

Accredo Health *                                            11,000           298

Alliance UniChem (GBP)                                      19,914           273

AmerisourceBergen                                           44,500         2,623

Anthem *(ss.)                                               11,000         1,115

Celesio (EUR)                                                7,204           552

Henry Schein *                                               8,300           541

LabOne *                                                     3,400           102

Lifeline Systems *                                           6,600           179

LifePoint Hospitals *(ss.)                                   1,100            40

Sunrise Senior Living *(ss.)                                13,200           567

Suzuken (JPY)                                                5,800           136

Symbion *(ss.)                                               6,700           128

United Surgical Partners International *(ss.)               10,700           422

UnitedHealth Group                                         115,800         9,594

WellChoice *                                                 4,200           206

WellPoint Health Networks *                                 36,700         4,591

                                                                          21,367

Pharmaceuticals   3.1%

Abbott Laboratories                                         24,900         1,045

Able Laboratories *(ss.)                                     2,700            59

AstraZeneca ADR                                             15,500           611

Atherogenics *(ss.)                                          7,700           183

Eisai (JPY)                                                 11,700           349

Elan ADR *(ss.)                                             25,400           671

Eli Lilly                                                   12,100           645

Eon Labs *(ss.)                                              3,300            89

Forest Laboratories *                                       31,400         1,224

GlaxoSmithKline (GBP)                                       60,072         1,261

GlaxoSmithKline ADR                                         14,400           613

Hisamitsu Pharmaceutical (JPY)                              14,000           255

Inspire Pharmaceuticals *(ss.)                              10,900           195

Johnson & Johnson                                           57,000         3,438

Kobayashi Pharmaceutical (JPY)(ss.)                          9,300           246

Medicines Company *(ss.)                                     3,700            92

Merck                                                       53,300         1,493

Nektar Therapeutics *                                        2,000            37

Novartis (CHF)                                              41,011         1,960

Noven Pharmaceuticals *(ss.)                                 9,700           177

Novo Nordisk, Series B (DKK)                                 4,302           228

Pfizer                                                     207,087         5,751

Sanofi-Aventis (EUR)(ss.)                                   19,947         1,498

Schering-Plough                                            174,200         3,109

Takeda Chemical Industries (JPY)                            10,800           530

Teva Pharmaceutical ADR(ss.)                                47,000         1,282

Theravance *(ss.)                                            1,500            26

Wyeth                                                      141,160         5,628

                                                                          32,695

Total Health Care                                                         76,868


INDUSTRIALS & BUSINESS SERVICES   8.8%

Aerospace & Defense   1.3%

Armor Holdings *                                            14,800           639

British Aerospace (GBP)                                    108,620           508

European Aeronautic Defense & Space (EUR)(ss.)              22,707           685

General Dynamics                                            10,700         1,159

Honeywell International                                     42,500         1,502

Lockheed Martin                                            131,900         8,025

Mercury Computer Systems *(ss.)                              6,600           208

MTC Technologies *(ss.)                                        500            15

Rockwell Collins                                             6,500           259

                                                                          13,000

Air Freight & Logistics   0.5%

EGL *(ss.)                                                  12,600           425

Expeditors International of Washington                         600            32

Pacer International *(ss.)                                   8,200           160

Ryder System                                                 2,700           145

TPG (EUR)                                                   13,009           340

UPS, Class B                                                47,400         3,989

UTi Worldwide(ss.)                                           4,200           290

                                                                           5,381

Airlines   0.0%

Frontier Airlines *(ss.)                                     8,200            96

Midwest Express Holdings *(ss.)                              6,500            20

Qantas Airways (AUD)                                        60,144           166

Building Products   0.1%

Kaba Holding (CHF)                                             782           217

Pilkington (GBP)                                           198,298           406

Quixote(ss.)                                                 2,100            44

Trex *(ss.)                                                  5,200           244

                                                                             911

Commercial Services & Supplies   1.7%

Apollo Group, Class A *                                     27,000         2,152

Cendant                                                     54,000         1,224

Central Parking(ss.)                                        16,700           254

ChoicePoint *                                               10,800           474

Consolidated Graphics *(ss.)                                 9,900           468

Education Management *                                       2,600            86

Electro Rent                                                 5,700            81

First Advantage, Class A *(ss.)                              2,300            43

G & K Services, Class A(ss.)                                 8,800           362

Glory (JPY)                                                 11,300           177

H&R Block                                                   31,700         1,512

Herman Miller(ss.)                                          14,700           361

Intersections *(ss.)                                           800            14

Ionics *(ss.)                                               11,300           488

KForce *(ss.)                                               13,100           157

Layne Christensen *(ss.)                                     1,600            31

LECG *(ss.)                                                  9,200           180

R.R. Donnelley                                             117,700         4,084

Resources Connection *(ss.)                                 10,700           485

SOURCECORP *                                                 7,000           116

Tetra Tech *(ss.)                                           15,620           238

Waste Management                                           146,926         4,380

West Corporation *(ss.)                                      3,800           132

                                                                          17,499

Construction & Engineering   0.2%

Acciona (EUR)(ss.)                                           7,961           623

Balfour Beatty (GBP)                                        76,638           440

Downer EDI (AUD)(ss.)                                       61,565           213

Insituform Technologies *(ss.)                               6,900           161

JGC (JPY)(ss.)                                              29,000           249

NCC AB, Series B (SEK)                                      39,263           494

                                                                           2,180

Electrical Equipment   0.1%

A.O. Smith(ss.)                                             17,200           517

American Superconductor *(ss.)                               2,600            36

Artesyn Technologies *(ss.)                                 11,800           112

Sumitomo Electric Industries (JPY)                          29,000           304

Woodward Governor                                              700            51

                                                                           1,020

Industrial Conglomerates   2.4%

3M                                                          19,400         1,544

DCC (EUR)                                                   21,900           457

GE                                                         240,200         8,493

Hutchison Whampoa (HKD)                                     52,500           471

Sembcorp (SGD)                                             600,000           531

Siemens (EUR)                                               14,842         1,186

Tyco International                                         352,142        11,962

                                                                          24,644

Machinery   1.5%

Actuant, Class A *(ss.)                                      9,040           425

Cascade                                                      3,400           109

Danaher                                                    109,400         6,223

Deere                                                       59,000         4,232

Fanuc (JPY)                                                  8,500           530

Graco                                                        9,900           362

Guinness Peat Group (NZD)                                  190,787           294

Harsco                                                      11,400           606

IDEX                                                         4,200           168

Lindsay Manufacturing(ss.)                                  10,500           295

Mitsubishi Heavy Industries (JPY)                          126,000           361

NSK (JPY)                                                   38,000           177

Pall                                                        56,500         1,531

SKF, Series B (SEK)                                          6,708           285

Toro(ss.)                                                    4,400           319

                                                                          15,917

Marine   0.1%

Nippon Yusen (JPY)                                         121,000           643

                                                                             643

Road & Rail   0.8%

Arriva (GBP)                                                58,386           546

Burlington Northern Santa Fe                                76,200         3,432

Genesee & Wyoming, Class A *                                 2,200            61

Heartland Express(ss.)                                       7,925           174

Knight Transportation *(ss.)                                16,950           408

Nippon Express (JPY)                                        46,000           217

Norfolk Southern                                           110,100         3,780

Overnite(ss.)                                                5,800           205

                                                                           8,823

Trading Companies & Distributors   0.1%

Mitsubishi (JPY)                                            56,000           708

Sumitomo (JPY)                                              34,000           287

                                                                             995

Total Industrials & Business Services                                     91,295


INFORMATION TECHNOLOGY   8.8%

Communications Equipment   1.9%

Belden CDT(ss.)                                             18,900           438

Black Box(ss.)                                               6,500           277

Cisco Systems *                                            242,300         4,533

Corning *                                                  455,100         5,725

F5 Networks *                                                4,100           177

Ixia *(ss.)                                                  5,200            73

Juniper Networks *(ss.)                                     63,400         1,745

Lucent Technologies *(ss.)                                 652,100         2,563

Nokia (EUR)                                                 26,097           424

Nokia ADR                                                   27,200           440

Packeteer *                                                  4,800            62

QUALCOMM                                                    48,700         2,027

Riverstone Networks *                                       17,200            20

Sagem (EUR)(ss.)                                             3,906           358

Sirf Technology Holdings *(ss.)                             10,800           137

Tekelec *(ss.)                                               3,200            75

Uniden (JPY)                                                 9,000           189

                                                                          19,263

Computers & Peripherals   0.9%

Applied Films *(ss.)                                           800            18

Creative Technology (SGD)                                   14,900           186

Dell *                                                     135,400         5,486

Emulex *(ss.)                                               12,200           173

Gateway *                                                   36,300           247

IBM                                                          7,900           744

Lexmark International *                                      9,800           832

Logitech International (CHF) *                               5,338           312

NEC (JPY)                                                   30,000           166

QLogic *                                                    22,500           774

Synaptics *(ss.)                                             5,500           211

Toshiba (JPY)                                               79,000           335

                                                                           9,484

Electronic Equipment & Instruments   0.2%

Cogent *(ss.)                                                2,200            74

Digital Theater Systems *(ss.)                               6,200           130

Global Imaging Systems *(ss.)                                7,100           266

KEMET *(ss.)                                                19,100           169

Kyocera (JPY)                                                2,700           190

Littelfuse *                                                 5,800           226

Methode Electronics                                         11,000           145

Newport *(ss.)                                               8,100           100

Plexus *(ss.)                                               17,000           234

Shimadzu (JPY)                                              87,000           488

TDK (JPY)                                                    4,800           344

Technitrol *                                                 3,700            64

Woodhead Industries                                         10,300           155

                                                                           2,585

Internet Software & Services   0.6%

Digital Insight *(ss.)                                      10,800           177

Google, Class A *                                            2,700           494

IAC/InterActiveCorp *(ss.)                                  51,200         1,264

MatrixOne *(ss.)                                            15,400           102

WebSideStory *                                               1,900            24

Yahoo! *                                                    97,400         3,664

                                                                           5,725

IT Services   0.9%

Accenture, Class A *                                        32,600           846

Affiliated Computer Services, Class A *(ss.)                27,800         1,645

Automatic Data Processing                                   18,500           842

BISYS Group *                                                8,800           141

CACI International, Class A *                                7,200           447

First Data                                                  37,268         1,531

Fiserv *                                                    34,400         1,325

Global Payments(ss.)                                         8,000           441

Indra Sistemas (EUR)                                        30,662           480

Iron Mountain *                                             16,286           491

Logica CMG (GBP)                                            51,808           182

Maximus *(ss.)                                              10,200           320

MPS Group *(ss.)                                            26,100           294

RightNow Technologies *(ss.)                                 6,200           113

Trans Cosmos (JPY)(ss.)                                     10,000           343

                                                                           9,441

Office Electronics   0.1%

Canon (JPY)                                                 13,000           651

Neopost (EUR)                                                5,158           370

                                                                           1,021

Semiconductor & Semiconductor Equipment   1.5%

AMIS Holdings *(ss.)                                         5,200            79

Analog Devices                                              56,900         2,103

Artisan Components *                                         3,200           110

Atheros Communications *(ss.)                                4,200            47

ATMI *(ss.)                                                  7,400           170

Brooks-Pri Automation *                                      6,600           101

Cabot Microelectronics *(ss.)                                4,900           181

Credence Systems *(ss.)                                     11,900            91

Cymer *(ss.)                                                   900            27

Entegris *(ss.)                                             11,600           114

Exar *(ss.)                                                  9,400           131

Intel                                                      126,100         2,818

Jenoptik (EUR) *                                            23,306           249

KLA-Tencor *                                                 8,900           401

Lattice Semiconductor *                                     18,000            96

Maxim Integrated Products                                   79,500         3,256

Microchip Technology                                        14,700           414

Microsemi *(ss.)                                             8,100           144

MKS Instruments *(ss.)                                      13,600           231

Mykrolis *(ss.)                                             15,300           188

PDF Solutions *(ss.)                                        10,700           138

Power Integrations *(ss.)                                    4,400            87

Rohm (JPY)                                                     700            67

Semiconductor Manufacturing International ADR *(ss.)        12,000           144

Semtech *(ss.)                                              17,400           356

Silicon Laboratories *(ss.)                                  6,000           181

Tessera Technologies *(ss.)                                  6,800           242

Texas Instruments                                           61,300         1,482

Xilinx                                                      71,300         2,226

                                                                          15,874

Software   2.7%

Actuate *                                                    7,600            18

Adobe Systems                                               44,900         2,719

Altiris *(ss.)                                               6,400           179

Blackbaud *                                                  1,200            15

Catapult Communications *                                    3,200            87

Concord Communications *(ss.)                                4,800            45

FactSet Research Systems(ss.)                                8,400           434

FileNet *(ss.)                                              14,900           400

Hyperion Solutions *                                         3,400           152

Internet Security Systems *                                  7,700           186

Intuit *                                                    47,200         1,975

Jack Henry & Associates                                     23,900           461

Kronos *                                                    12,449           629

Magma Design Automation *(ss.)                               5,000            68

Mercury Interactive *                                        2,900           132

Microsoft                                                  434,400        11,646

Motive *(ss.)                                                6,600            84

NEC Soft (JPY)                                               9,100           232

NetIQ *                                                     14,052           172

Open Solutions *                                             3,500            93

Oracle *                                                   124,700         1,579

PortalPlayer *(ss.)                                            400            12

Progress Software *                                          8,700           198

Quest Software *(ss.)                                       12,700           197

Red Hat *                                                    7,000           101

RSA Security *(ss.)                                         11,400           241

SAP (EUR)                                                    5,690         1,014

SAP ADR                                                     50,000         2,225

SPSS *(ss.)                                                  5,200            83

Symantec *                                                  17,800         1,136

Trend Micro (JPY)                                            5,500           288

Verisity *(ss.)                                              3,700            31

VERITAS Software *                                          36,150           792

Verity *                                                    10,800           148

                                                                          27,772

Total Information Technology                                              91,165


MATERIALS   5.6%

Chemicals   2.2%

Agrium                                                     134,700         2,503

Airgas(ss.)                                                 26,800           712

Arch Chemicals                                              11,800           345

BASF (EUR)                                                  15,994         1,074

Degussa (EUR)(ss.)                                          21,427           926

Dow Chemical                                                87,400         4,411

DuPont                                                      68,673         3,112

Ferro                                                       17,300           396

Hercules *                                                 108,400         1,615

International Flavors & Fragrances                          51,500         2,086

Kaneka (JPY)                                                43,000           471

MacDermid                                                    2,900           107

Material Sciences *                                          6,900           115

Minerals Technologies(ss.)                                   9,300           617

Mitsubishi Gas Chemical (JPY)                              103,000           488

Mosaic *                                                    23,100           401

Potash Corp./Saskatchewan                                   43,300         3,316

Symyx Technologies *(ss.)                                    5,800           183

Yara International (NOK) *(ss.)                              7,149            92

                                                                          22,970

Construction Materials   0.3%

Aggregate (GBP)                                            228,655           428

Boral (AUD)                                                202,511         1,079

Cemex (MXN)                                                111,583           719

Lafarge (EUR)                                                2,846           267

RMC (GBP)                                                   28,247           454

                                                                           2,947

Containers & Packaging   0.0%

Chesapeake Corp.                                             7,000           189

Smurfit-Stone Container *                                    1,700            30

                                                                             219

Metals & Mining   2.6%

Alcoa                                                       56,516         1,920

Anglo American (GBP)                                        18,710           453

BHP Billiton (AUD)                                         107,300         1,281

Bluescope Steel (AUD)                                      184,761         1,203

Gibraltar Industries(ss.)                                    4,500           108

Lihir Gold (AUD) *(ss.)                                    137,620           136

Meridian Gold *(ss.)                                        16,800           329

Nippon Steel (JPY)                                         363,000           895

NN                                                           2,000            26

Nucor                                                      234,400        12,400

Phelps Dodge                                                72,000         6,993

SSAB Svenskt Stal, Series A (SEK)                           30,924           743

Steel Dynamics(ss.)                                          6,500           264

Voestalpine (EUR)(ss.)                                       5,787           413

                                                                          27,164

Paper & Forest Products   0.5%

Buckeye Technologies *(ss.)                                 15,500           192

MeadWestvaco                                                60,000         2,019

UPM-Kymmene (EUR)                                           10,091           227

Weyerhaeuser                                                38,400         2,534

                                                                           4,972

Total Materials                                                           58,272

TELECOMMUNICATION SERVICES   1.9%

Diversified Telecommunication Services   0.8%

Cable & Wireless (GBP)                                      69,571           150

China Telecom (H shares) (HKD)                           1,285,000           475

Royal KPN (EUR)                                             77,914           674

SBC Communications                                          46,200         1,163

Sprint                                                     133,000         3,034

TDC (DKK)                                                   11,762           481

Tele Norte Leste ADR(ss.)                                   29,600           453

Tele2, Series B (SEK)(ss.)                                  11,006           431

Telenor (NOK)                                               87,032           766

Telmex ADR(ss.)                                             11,900           417

Telus                                                        3,300            84

                                                                           8,128

Wireless Telecommunication Services   1.1%

America Movil ADR, Series L                                 16,800           785

Bouygues (EUR)                                              17,228           739

China Unicom (HKD)                                         194,000           150

KDDI (JPY)                                                     159           784

mmO2 (GBP) *                                               546,497         1,191

Nextel Communications, Class A *                           123,700         3,520

Spectrasite *                                                8,300           481

Telecom Italia Mobile (EUR)                                159,696         1,057

Vodafone ADR(ss.)                                          108,850         2,968

Western Wireless, Class A *                                  3,200            86

                                                                          11,761

Total Telecommunication Services                                          19,889

UTILITIES   1.7%

Electric Utilities   1.3%

Black Hills(ss.)                                             3,300           101

Cleco                                                        7,400           147

E.On (EUR)                                                  20,239         1,699

El Paso Electric *                                           7,100           128

Electric Power, 144A (JPY) *                                 2,500           69

Exelon                                                      54,300         2,265

FirstEnergy                                                 56,856         2,401

Hong Kong Electric (HKD)                                    51,000           229

Iberdrola (EUR)(ss.)                                        30,854           723

Tohoku Electric Power (JPY)                                 30,400           539

TXU(ss.)                                                    81,900         5,145

                                                                          13,446

Gas Utilities   0.2%

Australian Gas Light (AUD)                                  28,759           288

Centrica (GBP)                                             195,273           923

Toho Gas (JPY)                                             169,000           544

                                                                           1,755

Multi-Utilities & Unregulated Power   0.2%

Constellation Energy Group                                  39,500         1,726

RWE (EUR)                                                    6,517           346

United Utilities (GBP)                                      38,217           410

                                                                           2,482

Total Utilities                                                           17,683

Total Common Stocks (Cost  $515,302)                                     701,857


PREFERRED STOCKS   0.1%

Fresenius (EUR)                                              3,823           354

Porsche (EUR)                                                  856           544

Total Preferred Stocks (Cost  $525)                                          898


CORPORATE BONDS   4.8%

ABN Amro Bank (Chicago), 7.125%, 6/18/07                   300,000           325

Ace Ina Holdings, 5.875%, 6/15/14                          330,000           333

AIG Sunamerica Global Financing XII,
144A, 5.30%, 5/30/07                                       575,000           598

Alabama Power, Series B, VR, 2.571%, 8/25/09               295,000           295

Alcan, 6.125%, 12/15/33                                    345,000           354

Allstate Financial Global Funding,
144A, 5.25%, 2/1/07                                        285,000           296

Amerada Hess, 7.875%, 10/1/29                              260,000           298

America Movil, 5.50%, 3/1/14                               245,000           239

Amgen, 144A, 4.00%, 11/18/09                               235,000           233

AOL Time Warner, 7.625%, 4/15/31                           325,000           381

Appalachian Power, 4.80%, 6/15/05                          355,000           359

AT&T Broadband, 8.375%, 3/15/13                            440,000           533

Baker Hughes, 6.875%, 1/15/29                              450,000           508

Bank of America, 4.875%, 9/15/12                           530,000           533

Bank One, 5.25%, 1/30/13                                   550,000           559

BB&T, 6.50%, 8/1/11                                        145,000           160

Black Hills, 6.50%, 5/15/13                                320,000           328

Boeing, 8.75%, 8/15/21                                     465,000           615

Buckeye Partners

    5.30%, 10/15/14                                        110,000           110

    6.75%, 8/15/33                                         155,000           167

Bunge Limited Finance, 4.375%, 12/15/08                    405,000           406

Canadian National Railway, 6.25%, 8/1/34                   435,000           457

Canadian Natural Resources, 7.20%, 1/15/32                 560,000           646

CE Electric UK Funding, 144A, 6.995%, 12/30/07             310,000           329

Celulosa Arauco y Constitucion, 5.125%, 7/9/13             330,000           322

Centerpoint Energy, 5.875%, 6/1/08                         300,000           314

Centex, 4.55%, 11/1/10                                     325,000           321

Chancellor Media, 8.00%, 11/1/08                           195,000           218

CIT Group, 2.875%, 9/29/06                                 185,000           183

CIT Group Holdings, 7.75%, 4/2/12                          360,000           423

Cleveland Electric Illuminating, 5.65%, 12/15/13           315,000           321

ConocoPhillips, 5.90%, 10/15/32                            500,000           507

Countrywide Home Loans, 4.125%, 9/15/09                    410,000           405

Cox Communications, 7.875%, 8/15/09                        400,000           449

CVS, 144A, 4.00%, 9/15/09                                  225,000           222

DaimlerChrysler

    6.50%, 11/15/13                                        425,000           453

    VR, 2.343%, 9/10/07                                    325,000           326

Deutsche Telekom International Finance, STEP,
8.75%, 6/15/30                                             290,000           372

Developers Diversified Realty, 3.875%, 1/30/09             285,000           277

Devon Financing, 7.875%, 9/30/31                           280,000           345

Diamond Offshore Drilling, 144A, 5.15%, 9/1/14             260,000           261

Dominion Resources, 5.00%, 3/15/13                         270,000           267

Dow Chemical, 6.125%, 2/1/11                               245,000           265

Duke Capital

    4.302%, 5/18/06                                        195,000           197

    6.25%, 2/15/13                                         340,000           364

Encana Holdings Finance, 5.80%, 5/1/14                     425,000           446

Entergy Gulf States, 5.20%, 12/3/07                        325,000           325

EOP Operating, 4.65%, 10/1/10                              290,000           289

Exelon Generation, 5.35%, 1/15/14                          310,000           314

Federated Department Stores, 6.625%, 4/1/11                325,000           361

First Union, 6.40%, 4/1/08                                 150,000           162

FirstEnergy, 7.375%, 11/15/31                              210,000           233

Ford Motor Credit

    5.625%, 10/1/08                                        950,000           965

    VR, 3.24%, 11/16/06                                    215,000           215

France Telecom, STEP, 8.50%, 3/1/11                        310,000           368

Franklin Resources, 3.70%, 4/15/08                         110,000           109

Fund American Companies, 5.875%, 5/15/13                   385,000           386

General Electric Capital, 6.00%, 6/15/12                   370,000           400

Genworth Financial, 5.75%, 6/15/14                         390,000           405

GlaxoSmithKline, 5.375%, 4/15/34                           265,000           254

GM, 8.375%, 7/15/33                                        690,000           701

GMAC, 7.25%, 3/2/11                                        460,000           477

Goldman Sachs Capital I, 6.345%, 2/15/34                   815,000           828

GTECH, 144A, 4.50%, 12/1/09                                235,000           233

Halliburton, 144A, VR, 2.86%, 1/26/07                      410,000           410

Harrah's Operating, 5.50%, 7/1/10                          205,000           211

HBOS, 144A, 6.00%, 11/1/33                                 345,000           351

Hearst-Argyle, 7.00%, 1/15/18                              255,000           281

Highmark, 144A, 6.80%, 8/15/13                             320,000           344

Hospira, 4.95%, 6/15/09                                    400,000           406

Household Finance, 6.375%, 11/27/12                        240,000           263

Hutchison Whampoa, 144A, 5.45%, 11/24/10                   250,000           256

IBM, 4.25%, 9/15/09                                        390,000           394

International Lease Finance, 6.375%, 3/15/09               380,000           410

International Speedway, 4.20%, 4/15/09                     185,000           183

John Deere Capital, 7.00%, 3/15/12                         370,000           423

Kaneb Pipe Line Operations, 7.75%, 2/15/12                 190,000           218

Kinder Morgan, 6.50%, 9/1/12                               365,000           396

Kraft Foods, 5.625%, 11/1/11                               375,000           393

Kroger, 8.05%, 2/1/10                                      410,000           473

Lear, 144A, 5.75%, 8/1/14                                  180,000           181

Lennar, 144A, 5.50%, 9/1/14                                310,000           310

Masco, 5.875%, 7/15/12                                     500,000           532

May Department Stores, 144A, 3.95%, 7/15/07                130,000           130

MBNA America Bank, 4.625%, 8/3/09                          430,000           435

McCormick, 6.40%, 2/1/06                                   775,000           805

MetLife, 6.125%, 12/1/11                                   485,000           524

Miller Brewing, 144A, 5.50%, 8/15/13                       505,000           518

Morgan Stanley, 3.625%, 4/1/08                             585,000           581

Motorola, 7.625%, 11/15/10                                 215,000           249

Nationwide Financial Services, 5.90%, 7/1/12               435,000           458

Nationwide Mutual Insurance, 144A, 6.60%, 4/15/34          220,000           213

News America, 144A, 6.20%, 12/15/34                        230,000           228

NLV Financial, 144A, 7.50%, 8/15/33                        245,000           259

Northern Trust, 4.60%, 2/1/13                              215,000           211

NVR, 5.00%, 6/15/10                                        300,000           297

Panhandle Eastern Pipeline, 4.80%, 8/15/08                 155,000           157

Pemex Project Funding Master Trust

    7.375%, 12/15/14                                       265,000           290

  144A, VR, 3.18%, 6/15/10                                 400,000           409

PG&E

    6.05%, 3/1/34                                          320,000           322

    VR, 2.72%, 4/3/06                                      127,000           127

Pinnacle West Capital, 6.40%, 4/1/06                       300,000           311

Pioneer Natural Resource, 5.875%, 7/15/16                  220,000           227

Plains All American Pipeline, 7.75%, 10/15/12              190,000           220

PPL Capital Funding, 4.33%, 3/1/09                         415,000           413

Praxair, 2.75%, 6/15/08                                    345,000           331

Principal Life Global Funding, 144A,
5.125%, 10/15/13                                           375,000           376

Progress Energy, 6.75%, 3/1/06                             245,000           255

Prudential Financial, 3.75%, 5/1/08                        300,000           297

PSEG Power, 8.625%, 4/15/31                                220,000           280

Public Service of New Mexico, 4.40%, 9/15/08               325,000           327

Puget Sound Energy, VR, 2.681%, 7/14/06                    425,000           425

Pulte Homes, 7.875%, 8/1/11                                300,000           346

Reckson Operating Partnership, 5.15%, 1/15/11              350,000           346

Rogers Cable, 5.50%, 3/15/14                               330,000           309

SCA Coordination Center, 144A, 4.50%, 7/15/15              245,000           230

Sealed Air, 144A, 5.375%, 4/15/08                          315,000           324

Security Benefit Life Insurance, 144A,
7.45%, 10/1/33                                             165,000           173

Sempra Energy, 6.00%, 2/1/13                               340,000           358

Simon Property Group, 3.75%, 1/30/09                       370,000           361

SLM Corporation

    VR, 2.30%, 1/26/09                                     435,000           436

    VR, 3.66%, 4/1/09                                      310,000           311

Sprint Capital, 6.90%, 5/1/19                              460,000           503

SunGard Data Systems, 3.75%, 1/15/09                       215,000           208

Telefonos De Mexico, 4.50%, 11/19/08                       190,000           191

Telus, 8.00%, 6/1/11                                       265,000           308

Transocean, 7.50%, 4/15/31                                 230,000           272

TXU Energy, VR, 2.838%, 1/17/06                            190,000           190

Tyco International, 6.375%, 10/15/11                       445,000           488

U.S. Bank, 2.87%, 2/1/07                                   355,000           350

U.S. Cellular, 6.70%, 12/15/33                             210,000           211

Union Pacific, 6.50%, 4/15/12                              380,000           419

United Air Lines, ETC, 9.20%, 3/22/08 **                   169,007            59

UST, 6.625%, 7/15/12                                       470,000           518

Verizon Global Funding, 7.75%, 12/1/30                     320,000           383

Webster Financial, 5.125%, 4/15/14                         395,000           394

Wells Fargo, VR, 1.99%, 3/23/07                            475,000           475

Western Power Distribution Holdings, 144A,
6.875%, 12/15/07                                           215,000           222

Weyerhaeuser

    6.75%, 3/15/12                                         185,000           207

    7.375%, 3/15/32                                         80,000            92

Wyeth, 6.50%, 2/1/34                                       235,000           243

XL Capital, 6.50%, 1/15/12                                 335,000           362

XTO Energy, 6.25%, 4/15/13                                 260,000           281

Yum! Brands, 7.70%, 7/1/12                                 400,000           471

Total Corporate Bonds (Cost  $48,598)                                     49,496

ASSET-BACKED SECURITIES   0.7%

Capital Auto Receivables Asset Trust,
Series 2002-2, Class CERT, 4.18%, 10/15/07                 308,869           311

Chase Manhattan Auto Owner Trust

    Series 2001-B, Class CTFS, 3.75%, 5/15/08              144,254           145

    Series 2003-A, Class A4, 2.06%, 12/15/09               610,000           594

CIT RV Trust, Series 1998-A, Class A4,
6.09%, 2/15/12                                             210,312           211

Citibank Credit Card Issuance Trust

    Series 2001-C1, Class C1, VR, 2.68%, 1/15/10           460,000           467

    Series 2004-C1, Class C1, VR, 2.75%, 7/15/13         1,025,000         1,027

Hyundai Auto Receivables Trust

    Series 2003-A, Class A4, 3.02%, 10/15/10               360,000           356

    Series 2003-A, Class D, 4.06%, 10/15/10                160,000           161

MBNA Master Credit Card Trust II, Series 2000-D,
Class C 144A, 8.40%, 9/15/09                               850,000           937

Morgan Stanley Auto Loan Trust, Series 2004-HB1,
Class C VR, 2.88%, 10/15/11                                303,031           302

Peco Energy Transition Trust, Series 2001-A,
Class A 6.52%, 12/31/10                                    925,000         1,028

Reliant Energy Transition Bond, Series 2001-1,
Class A4  5.63%, 9/15/15                                   775,000           819

World Financial Network, Series 2003-A, Class A2
VR, 2.47%, 5/15/12                                         800,000           803

Total Asset-Backed Securities (Cost  $7,086)                               7,161

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES   1.4%

Banc of America Commercial Mortgage, Series 2003-1,
Class A2, CMO, 4.648%, 9/11/36                             700,000           697

Bank of America Mortgage Securities

    Series 2003-L, Class 2A2, CMO, 4.32%,
    1/25/34                                              1,285,744         1,275

    Series 2004-1, Class 3A2, CMO, VR, 5.008%,
    10/25/34                                               484,662           488

    Series 2004-A, Class 2A2, CMO, 4.152%,
    2/25/34                                                717,129           708

    Series 2004-D, Class 2A2, CMO, VR, 4.225%,
    5/25/34                                                483,973           479

    Series 2004-H, Class 2A2, CMO, 4.821%,
    9/25/34                                                438,322           443

BankBoston Home Equity Loan Trust, Series 1998-1,
Class A6 6.35%, 2/25/13                                    784,219           792

Bear Stearns Commercial Mortgage Securities,
Series 2004-T14 Class A2, CMO, 4.17%, 1/12/41            1,700,000         1,700

Chase Funding Mortgage Loan, Series 2002-2,
Class 1M1 5.599%, 9/25/31                                  150,000           152

Countrywide Asset-Backed Certificates, Series 2003-5
Class AF3, 3.613%, 4/25/30                                 620,000           619

Countrywide Home Loans, Series 2003-60, Class 2A1
CMO, VR, 5.017%, 2/25/34                                   188,980           189

DLJ Commercial Mortgage, Series 1999-CG2, Class A1B
CMO, 7.30%, 6/10/32                                        150,000           167

GE Capital Commercial Mortgage, Series 2001-1,
Class A2 CMO, 6.531%, 3/15/11                              815,000           896

GMAC Commercial Mortgage Securities, Series 2001-C2
Class A2, CMO, 6.70%, 4/15/34                            1,125,000         1,248

Greenwich Capital Commercial Funding,
Series 2004-GG1A Class A2, CMO, 3.835%, 10/8/08            725,000           725

J.P. Morgan Chase Commercial Mortgage

    Series 2001-CIB2, Class A2, CMO, 6.244%,
    4/15/35                                                750,000           799

    Series 2001-CIBC, Class A3, CMO, 6.26%,
    3/15/33                                                885,000           967

LB-UBS Commercial Mortgage Trust

    Series 2004-C2, Class A2, CMO, 3.246%,
    3/15/29                                              1,000,000           966

    Series 2004-C4, Class A2, CMO, VR, 4.567%,
    5/15/29                                                950,000           965

Washington Mutual, Series 2004-AR1, Class A,
CMO, VR, 4.229%, 3/25/34                                   408,522           403

Total Non-U.S. Government Mortgage-Backed Securities
(Cost  $14,728)                                                           14,678

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES   1.2%

Asian Development Bank, 6.25%, 6/15/11 (AUD)             2,145,000         1,728

European Investment Bank, 5.75%, 9/15/09 (AUD)           1,440,000         1,131

Federal Republic of Germany

    5.00%, 5/20/05 (EUR)                                   525,000           764

    5.00%, 1/4/12 (EUR)                                  3,305,000         4,437

Government of Canada, 5.25%, 6/1/12 (CAD)                2,935,000         2,622

Republic of Chile, 5.50%, 1/15/13                          315,000           326

Republic of Italy, 5.875%, 8/14/08 (AUD)                   325,000           254

Republic of South Africa, 6.50%, 6/2/14                    210,000           228

United Mexican States

    6.375%, 1/16/13                                        390,000           409

    VR, 2.29%, 1/13/09                                     290,000           294

Total Foreign Government Obligations & Municipalities
(Cost  $10,456)                                                           12,193


U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES   6.7%

U.S. Government Agency Obligations+/-  5.5%

Federal Home Loan Mortgage

    4.50%, 11/1/18 - 5/1/19                                923,923           920

    5.00%, 12/1/08 - 11/1/33                             3,239,095         3,251

    5.50%, 10/1 - 12/1/33                                1,417,811         1,436

    6.00%, 5/1/17 - 3/1/33                               4,858,335         5,021

    6.50%, 10/1 - 12/1/08                                   22,328            24

    7.00%, 10/1/08 - 6/1/32                                467,264           496

  ARM, 4.577%, 9/1/32                                      278,640           280

  CMO

    4.50%, 3/15/16                                       1,950,000         1,942

    5.50%, 4/15/28                                       1,625,000         1,676

    6.50%, 3/15/11                                       3,271,000         3,454

  CMO, IO

    4.50%, 6/15/11 - 4/15/18                             2,098,956           208

  TBA, 6.00%, 1/1/18                                       291,000           305

Federal National Mortgage Assn.

    4.50%, 5/1/18 - 1/1/19                               7,163,772         7,131

    5.00%, 10/1/18 - 6/1/34                              5,964,264         5,947

    5.50%, 1/1/17 - 10/1/34                             12,942,687        13,233

    6.00%, 10/1/13 - 11/1/34                             5,274,241         5,457

    6.50%, 8/1/08 - 12/1/32                              1,164,617         1,228

    7.00%, 2/1/30 - 4/1/32                                 210,408           223

    8.00%, 5/1/07 - 6/1/10                                   6,560             7

    8.50%, 8/1/06 - 11/1/21                                  3,388             4

  CMO

    2.91%, 11/25/33                                        475,000           473

    3.50%, 4/25/13                                         600,000           600

    5.00%, 3/25/15                                       1,175,000         1,192

    7.25%, 5/25/20                                         368,321           389

  CMO, IO

    5.50%, 11/25/28                                        483,171            32

    6.50%, 2/1/32                                          219,731            44

  TBA, 6.50%, 1/1/33                                     1,920,000         2,014

                                                                          56,987

U.S. Government Obligations   1.2%

Government National Mortgage Assn.

    5.00%, 7/15 - 9/15/33                                6,035,399         6,012

    5.50%, 1/20 - 5/20/34                                3,811,460         3,872

    6.00%, 5/15/17 - 2/20/34                               340,829           353

    6.50%, 1/15/26 - 2/15/29                               240,960           255

    7.00%, 3/15/13 - 9/20/27                               414,357           441

    7.50%, 2/15/16 - 1/15/30                               130,517           140

    8.00%, 9/15/22 - 10/20/25                               71,870            79

  CMO, VR, 2.946%, 3/16/19                                 510,000           493

  TBA, 5.50%, 1/1/32                                       950,000           963

                                                                          12,608

Total U.S. Government & Agency Mortgage-Backed
Securities (Cost  $69,049)                                                69,595

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 6.8%

U.S. Government Agency Obligations+/-  1.3%

Federal Home Loan Bank, 5.75%, 5/15/12(ss.)              1,500,000         1,616

Federal Home Loan Mortgage

    2.75%, 3/15/08(ss.)                                  1,725,000         1,680

    4.625%, 2/15/07 (EUR)                                1,210,000         1,673

    5.125%, 7/15/12                                        705,000           734

Federal National Mortgage Assn.

    3.25%, 8/15/08(ss.)                                    330,000           325

    3.375%, 12/15/08(ss.)                                3,065,000         3,016

    4.375%, 9/15/12(ss.)                                   860,000           851

    6.00%, 5/15/11                                       1,685,000         1,842

    7.125%, 1/15/30                                      1,270,000         1,552

Resolution Funding, 8.125%, 10/15/19                       210,000           274

                                                                          13,563

U.S. Treasury Obligations   5.5%

U.S. Treasury Bonds

    5.375%, 2/15/31(ss.)                                   590,000           620

    6.00%, 2/15/26(ss.)                                  1,360,000         1,525

    6.125%, 8/15/29(ss.)                                   165,000           189

    6.25%, 8/15/23 - 5/15/30(ss.)                        2,970,000         3,454

    6.375%, 8/15/27(ss.)                                   965,000         1,132

    7.50%, 11/15/16(ss.)                                 2,160,000         2,727

    8.50%, 2/15/20(ss.)                                    240,000           334

U.S. Treasury Inflation-Indexed Bonds,
2.375%, 1/15/25(ss.)                                     2,090,293         2,164

U.S. Treasury Notes

    1.50%, 3/31/06(ss.)                                     65,000            64

    2.375%, 8/31/06(ss.)                                17,100,000        16,932

    3.25%, 8/15/07(ss.)++                                2,600,000         2,603

    3.375%, 12/15/08(ss.)                                1,330,000         1,322

    3.50%, 11/15/06(ss.)                                 9,035,000         9,120

    4.00%, 6/15/09(ss.)                                 10,105,000        10,250

    4.25%, 11/15/13(ss.)                                   310,000           308

    4.75%, 11/15/08(ss.)                                 2,595,000         2,715

    5.00%, 8/15/11(ss.)++                                1,465,000         1,549

                                                                          57,008

Total U.S. Government Agency Obligations
(excluding Mortgage-Backed) (Cost  $69,319)                               70,571

MUNICIPAL BONDS   0.4%

California

  Economic Recovery

    5.00%, 7/1/23 (Tender 7/1/07)                          190,000           202

    5.00%, 7/1/23 (Tender 7/1/08)                          205,000           221

California, GO, 5.25%, 4/1/34                              205,000           210

Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (FSA Insured)                               240,000           239

Massachusetts, GO, 5.25%, 8/1/15 (MBIA Insured)            800,000           887

New York State Urban Dev. Corp., Corrections &
Youth Fac. 5.25%, 1/1/21 (Tender 1/1/09)                   455,000           492

North Carolina, GO, 5.25%, 3/1/13                        1,245,000         1,398

Oregon, Taxable Pension, GO, 5.892%, 6/1/27                130,000           137

Total Municipal Bonds (Cost  $3,794)                                       3,786

DOMESTIC BOND MUTUAL FUNDS   5.1%

T. Rowe Price Institutional High Yield Fund,
6.92% p+                                                 4,783,784        53,100

Total Domestic Bond Mutual Funds (Cost  $50,155)                          53,100

SHORT-TERM INVESTMENTS   5.8%

Money Market Fund   5.8%

T. Rowe Price Reserve Investment Fund, 2.00% #+         59,650,493        59,650

Total Short-Term Investments (Cost  $59,650)                              59,650

SECURITIES LENDING COLLATERAL   12.3%

Money Market Pooled Account   1.5%

Investment in money market pooled account managed
by JP Morgan Chase Bank, London, 1.984% #               15,011,106        15,011

                                                                          15,011

Money Market Trust   10.8%

State Street Bank and Trust Company of
New Hampshire N.A. Securities Lending Quality
Trust units, 1.998% #                                  111,766,022       111,766

                                                                         111,766

Total Securities Lending Collateral
(Cost  $126,777)                                                         126,777

Futures Contracts   0.0%

Variation margin receivable (payable) on open
future contracts (2)                                                         (8)

Total Futures Contracts                                                      (8)

Total Investments in Securities

113.2% of Net Assets (Cost $975,439)                                  $1,169,754
                                                                      ----------

(1)    Denominated in U.S. dollars unless otherwise noted

#      Seven-day yield

*      Non-income producing

(ss.)  All or a portion of this security is on loan at November 30, 2004 - See
       Note 2

+/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2004.

+      Affiliated company - See Note 4

p      SEC yield

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $8,191 and represents 0.8% of net assets

**     In default with respect to payment of principal and interest.

ADR    American Depository Receipts

ADS    American Depository Shares

ARM    Adjustable Rate Mortgage

AUD    Australian dollar

CAD    Canadian dollar

CHF    Swiss franc

CMO    Collateralized Mortgage Obligation

DKK    Danish krone

ETC    Equipment Trust Certificate

EUR    Euro

FSA    Financial Security Assurance Inc.

GBP    British pound

GDR    Global Depository Receipts

GDS    Global Depository Shares

GO     General Obligation

HKD    Hong Kong dollar

IO Interest Only security for which the fund receives interest on notional principal (par)

JPY    Japanese yen

MBIA   MBIA Insurance Corp.

MXN    Mexican peso

MYR    Malaysian ringgit

NOK    Norwegian krone

NZD    New Zealand dollar

REIT   Real Estate Investment Trust

SEK    Swedish krona

SGD    Singapore dollar

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

TBA    To Be Announced security was purchased on a forward commitment basis

VR     Variable Rate

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

                                                      Shares/$ Par         Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

(2) Open Futures Contracts at November 30, 2004 were as follows:
($ 000s)
                                                       Contract      Unrealized
                                      Expiration       Value         Gain (Loss)
                                      ----------       --------      -----------
Short, 97 U.S. Treasury five year
contracts, $130 par of 3.25%
U.S. Treasury Notes pledged as
initial margin                               3/05     $ (10,556)      $      10

Short, 14 U.S. Treasury ten year
contracts, $60 par of 5.00%
U.S. Treasury Notes pledged as
initial margin                             3/05          (1,550)             12

Net payments (receipts) of
variation margin to date                                                    (30)

Variation margin receivable
(payable) on open futures contracts                                   $      (8)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value

  Affiliated companies (cost $109,805)                           $      112,750

  Non-affiliated companies (cost $865,634)                            1,057,004

  Total investments in securities                                     1,169,754

Other assets                                                              6,322

Total assets                                                          1,176,076

Liabilities

Obligation to return securities lending collateral                      126,777

Other liabilities                                                        16,151

Total liabilities                                                       142,928


NET ASSETS                                                       $    1,033,148
                                                                 --------------

Net Assets Consist of:

Undistributed net investment income (loss)                       $        4,273

Undistributed net realized gain (loss)                                  (28,330)

Net unrealized gain (loss)                                              194,380

Paid-in-capital applicable to 57,778,206 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      862,825

NET ASSETS                                                       $    1,033,148
                                                                 --------------

NET ASSET VALUE PER SHARE                                        $        17.88
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                       11/30/04

Investment Income (Loss)

Income

  Dividend                                                           $    9,298

  Interest                                                                4,787

  Securities lending                                                        108

  Total income                                                           14,193

Expenses

  Investment management                                                   2,751

  Shareholder servicing                                                   1,427

  Custody and accounting                                                    164

  Prospectus and shareholder reports                                         42

  Registration                                                               18

  Legal and audit                                                             9

  Directors                                                                   3

  Miscellaneous                                                               8

  Reductions/repayments of fees and expenses
    Investment management fees (waived) repaid                             (192)

  Total expenses                                                          4,230

Net investment income (loss)                                              9,963

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             12,912

  Futures                                                                  (620)

  Foreign currency transactions                                             (13)

  Net realized gain (loss)                                               12,279

Change in net unrealized gain (loss)

  Securities                                                             56,022

  Futures                                                                   104

  Other assets and liabilities
  denominated in foreign currencies                                          38

  Change in net unrealized gain (loss)                                   56,164

Net realized and unrealized gain (loss)                                  68,443

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $  78,406
                                                                      ---------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)
                                                        6 Months           Year
                                                           Ended          Ended
                                                        11/30/04        5/31/04
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                        $    9,963     $   16,294

  Net realized gain (loss)                                12,279          4,016

  Change in net unrealized gain (loss)                    56,164         91,101

  Increase (decrease) in net assets from operations       78,406        111,411

Distributions to shareholders

  Net investment income                                   (9,686)       (15,646)

  Net realized gain                                            -           (501)

  Decrease in net assets from distributions               (9,686)       (16,147)

Capital share transactions *

  Shares sold                                            183,574        338,784

  Distributions reinvested                                 9,632         16,071

  Shares redeemed                                       (197,276)      (183,423)

  Increase (decrease) in net assets from capital
  share transactions                                      (4,070)       171,432

Net Assets

Increase (decrease) during period                         64,650        266,696

Beginning of period                                      968,498        701,802

End of period                                         $1,033,148     $  968,498
                                                      ----------     ----------
(Including undistributed net investment income of $4,273 at 11/30/04 and $3,996 at 5/31/04)

*Share information

  Shares sold                                             10,845         20,823

  Distributions reinvested                                   571          1,024

  Shares redeemed                                        (11,707)       (11,390)

  Increase (decrease) in shares outstanding                 (291)        10,457

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
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Unaudited                                                      November 30, 2004

NOTES TO FINANCIAL STATEMENTS
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NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on July 29, 1994. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. In the course of making a good faith determination of a security's fair value, the fund reviews a variety of factors, including market and trading trends and the value of comparable securities, such as unrestricted securities of the same issuer.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $2,000 for the six months ended November 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Inflation adjustments to the principal amount of inflation-indexed bonds are included in interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is included in investments in securities, and unrealized gains and losses on futures contracts are included in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis. During the six months ended November 30, 2004, the fund received a one-time special dividend on a security held in its portfolio (Microsoft Corp.). The dividend, which totaled $1,338,000, represents 14.4% of dividend income reflected in the accompanying financial statements and is not expected to recur.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts
During the six months ended November 30, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At November 30, 2004, the value of loaned securities was $123,261,000; aggregate collateral consisted of $126,777,000 in money market pooled accounts and U.S. government securities valued at $907,000.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $187,126,000 and $232,987,000, respectively, for the six months ended November 30, 2004. Purchases and sales of U.S. government securities aggregated $156,386,000 and $124,880,000, respectively, for the six months ended November 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2004, the fund had $39,749,000 of unused capital loss carryforwards, of which $2,633,000 expire in fiscal 2010, $23,159,000 expire in fiscal 2011, and $13,957,000 expire in fiscal 2012.

At November 30, 2004, the cost of investments for federal income tax purposes was $975,439,000. Net unrealized gain aggregated $194,380,000 at period-end, of which $204,340,000 related to appreciated investments and $9,960,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At November 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $469,000.

The fund is also subject to a contractual expense limitation through September 30, 2006. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.90%. Through September 30, 2008, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at November 30, 2004, management fees waived in the amount of $1,017,000 remain subject to repayment by the fund through September 30, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended November 30, 2004, expenses incurred pursuant to these service agreements were $62,000 for Price Associates, $120,000 for T. Rowe Price Services, Inc., and $1,009,000 for T. Rowe Price Retirement Plan Services, Inc. At period-end, a total of $211,000 of these expenses was payable.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended November 30, 2004, dividend income from the Reserve Funds totaled $407,000, and the value of shares of the Reserve Funds held at November 30, 2004 and May 31. 2004 was $59,650,000 and $39,900,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that the Personal Strategy Balanced Fund does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. Accordingly, the management fee waiver reflected on the accompanying Statement of Operations includes $159,000 of management fees permanently waived pursuant to this agreement. During the six months ended November 30, 2004, purchases and sales of High Yield Fund were $4,664,000 and $25,287,000, respectively. Realized losses during the period were $165,000 and investment income during the period was $2,500,000. At November 30, 2004 and May 31, 2004, the value of shares of High Yield Fund held were $53,100,000 and $70,911,000, respectively.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Personal Strategy Funds, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 14, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 14, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     January 14, 2005